---------------------------------
                                                         OMB Approval
                                               ---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:         October 31, 2000
                                               Estimated average
                                                  burden hours per
                                                  response:.................24.7
                                               ---------------------------------





                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999 Check here if Amendment [ ]; Amendment Number:______________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc. (a)
Address:          505 Park Avenue
                  New York, NY 10022


Form 13F File Number:  28-7296


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ned Sadaka
Title:            President
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/S/ NED SADAKA
_____________________________________
[Signature]

New York, New York
_____________________________________
[City, State]

February 10, 2000
_____________________________________
[Date]

(a) Mr. Ned Sadaka is a shareholder of Para Advisors, Inc. ("Para Advisors") and also serves as a managing member of the general partner of certain accounts over which Para Advisors has investment discretion.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         69

Form 13F Information Table Value Total:


         $   509,583  (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                            FORM 13F INFORMATION TABLE


                                                       Value                   Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                 Title of   CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                 --------   -----     --------  -------- ------ ----  ----------  --------   ----   ------   ----
                                 Class                        prn amt
                                 -----                        -------

3 COM CORP                         COM   885535104     5,353   113,885   SH            SOLE               113,885
ADAC LABS                          COM   005313200       701    65,173   SH            SOLE                65,173
ALCATEL ALSTHOM                    COM   013904305     2,212    49,150   SH            SOLE                49,150
AMFM INC                           COM   158915108    11,068   141,442   SH            SOLE               141,442
APACHE CORP                        COM   037411105     1,017    27,520   SH            SOLE                27,520
APPLIED PWR INC CL A               CL A  038225108     2,566    69,830   SH            SOLE                69,830
APPONLINE.COM RESTRICTED           COM   032511107       162   100,000   SH            SOLE               100,000
ATLANTIC RICHFIELD CO              COM   048825103     2,235    25,837   SH            SOLE                25,837
BCE INC                            COM   05534B109    15,438   171,175   SH            SOLE               171,175
CABLEVISION SYSTEMS                COM   12686C109     5,062    67,050   SH            SOLE                67,050
CELL GENESYS                       COM   150921104       441    34,405   SH            SOLE                34,405
CHASE MANHATTAN CORP NEW           COM   16161A108     3,055    39,320   SH            SOLE                39,320
                                   NEW
CITIGROUP INC                      COM   172967101     2,731    49,150   SH            SOLE                49,150
CNF TRANSPORTATION INC             COM   12612W104     7,762   224,981   SH            SOLE               224,981
COLUMBIA ENERGY GRP                COM   197648108    10,080   159,374   SH            SOLE               159,374
COMMSCOPE INC                      COM   203372107     6,935   172,025   SH            SOLE               172,025
CONCENTRIC NETWORK CORP            COM   20589R107     2,120    68,810   SH            SOLE                68,810
COSTCO COS INC                     COM   22160Q102     8,970    98,300   SH            SOLE                98,300
DANAHER CORP                       COM   235851102     1,472    30,515   SH            SOLE                30,515
DAYTON HUDSON CORP                 COM   239753106     3,609    49,150   SH            SOLE                49,150
DEVON ENERGY CORP                  COM   25179M103     1,791    54,485   SH            SOLE                54,485
DOW JONES & CO INC                 COM   260561105    11,584   170,350   SH            SOLE               170,350
DYNATECH CORP NEW                  COM   268140100       567    83,927   SH            SOLE                83,927
                                   NEW
ENRON CORP                         COM   293561106     5,767   129,950   SH            SOLE               129,950
FOX ENTERTAINMENT GROUP INC        COM   35138T107     3,884   155,765   SH            SOLE               155,765
GENERAL INSTR CORP DEL COM         COM   370120107    12,855   151,236   SH            SOLE               151,236
GLOBAL LIGHT TELECOM.              COM   362284101     6,980   564,078   SH            SOLE               564,078
GLOBAL TELESYSTEMS GROUP           COM   37936U104     1,242    35,880   SH            SOLE                35,880
GOLDMAN SACHS GROUP INC            COM   38141G104     5,555    58,980   SH            SOLE                58,980
GRAND UNION COMPANY                COM   386532402     2,886   285,023   SH            SOLE               285,023
GTE CORP COM                       COM   362320103     5,917    83,855   SH            SOLE                83,855
INFINITY BROADCASTING CORP         COM   45662S102     7,713   213,145   SH            SOLE               213,145
INTERNATIONAL BUSINESS MACHINE     COM   459200101     7,995    74,025   SH            SOLE                74,025
JEFFRIES & CO                      COM   472318104     5,555   252,491   SH            SOLE               252,491
JONES INTERCABLE INC               COM   480206200    11,478   165,605   SH            SOLE               165,605
LIMITED INC                        COM   532716107     9,802   226,305   SH            SOLE               226,305



MEDIAONE GROUP INC                 COM   58440J104    24,413   317,831   SH            SOLE               317,831
MIDAMERICAN ENERGY HLDGS           COM   59562V107    11,142   330,735   SH            SOLE               330,735
MONTANA POWER CO                   COM   612085100     1,803    49,990   SH            SOLE                49,990
NAVIGANT INTERNATIONAL INC         COM   63935R108     2,291   196,046   SH            SOLE               196,046
OMNIPOINT CORP                     COM   68212D102    17,337   143,723   SH            SOLE               143,723
ONLINE GAMING SYSTEM LTD           COM   68273A104        63    54,862   SH            SOLE                54,862
PACIFIC BANK NA CALIFORNIA         COM   694026204       221     7,981   SH            SOLE                 7,981
PARK PLACE ENTERTAINMENT CORP      COM   700690100     4,307   344,568   SH            SOLE               344,568
PIMCO ADVISORS                     COM   69338P102     5,393   143,096   SH            SOLE               143,096
REYNOLDS METALS CO                 COM   761763101     5,085    66,366   SH            SOLE                66,366
ROGERS COMMUNICATIONS INC          COM   775109200     5,925   239,378   SH            SOLE               239,378
SNYDER COMMUNICATIONS INC          COM   832914105     4,508   234,176   SH            SOLE               234,176
SPRINT CORP                        COM   852061100     4,433    65,856   SH            SOLE                65,856
TANDY CORP                         COM   875382103     5,213   105,983   SH            SOLE               105,983
TIME WARNER INC                    COM   887315109     7,533   103,995   SH            SOLE               103,995
TOWER AUTOMOTIVE INC               COM   891707101       759    49,150   SH            SOLE                49,150
UNION CARBIDE CORP COM             COM   905581104    10,346   154,994   SH            SOLE               154,994
US WEST INC                        COM   91273H101    21,891   304,039   SH            SOLE               304,039
UST CORP                           COM   902900109     5,149   162,175   SH            SOLE               162,175
WARNER LAMBERT                     COM   934488107     2,005    24,467   SH            SOLE                24,467
WHX CORP                           COM   929248102       442    49,150   SH            SOLE                49,150
WILLIAMS COMPANIES INC             COM   969457100     7,446   243,635   SH            SOLE               243,635
WORKFLOW MANAGEMENT INC            COM   98137N109     3,325   116,165   SH            SOLE               116,165
AMERICAN INTL GROUP INC            COM   026874107     1,765    16,328   SH            SOLE                16,328
AMERICAN TEL & TEL                 COM   001957109    20,130   396,654   SH            SOLE               396,654
BP AMOCO PLC                       COM   055622104     6,821   114,999   SH            SOLE               114,999
EMC CORP                           COM   268648102     7,260    66,449   SH            SOLE                66,449
GLOBAL CROSSINGS LTD               COM   G3921A100     9,902   198,036   SH            SOLE               198,036
ILLINOIS TOOL WORKS INC            COM   452308109     7,501   111,017   SH            SOLE               111,017
JOHNSON & JOHNSON                  COM   478160104     6,988    75,044   SH            SOLE                75,044
LUCENT TECHNOLOGIES INC            COM   549463107    33,619   449,381   SH            SOLE               449,381
TYCO INTERNATIONAL                 COM   902124106    18,565   477,568   SH            SOLE               477,568
VODAFONE AIRTOUCH PLC ADR         SPONS. 92857T107    51,442 1,039,240   SH            SOLE             1,039,240
                                   ADR





